Long-Term Debt - Senior Notes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long term debt	$ 348,511,000	$ 348,306,000	[1]
Cash proceeds from interest rate hedge		4,658,000
Restatement Adjustment
Debt Instrument [Line Items]
Debt issue costs		(1,694,000)
Senior Notes
Debt Instrument [Line Items]
Long term debt		350,000,000
Cash proceeds from interest rate hedge		$ 4,658,000
Interest rate hedge, maturity date	Nov. 17, 2015
Interest rate hedge, inception date	Oct. 05, 2015

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).